Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Aerkomm Inc.
Amendment Flag	false
Entity Central Index Key	0001590496
Document Period End Date	Dec. 31, 2017
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Entity Filer Category	Smaller Reporting Company